Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – mutual fund	$382,614,309	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	$12,855,180	$—	$—
Derivative warrant liabilities – Private warrants	$—	$—	$11,370,120

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period The estimated fair value of Public Warrants was transferred from a Level 3 fair value measurement to a Level 1 measurement, when the Public Warrants were separately listed and traded in May 2021. There were no other transfers to/from Levels 1, 2, and 3 during the three and nine months ended September 30, 2021.

Level 1 assets include investments in mutual fund that invest solely in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

For periods where no observable traded price is available, the fair value of the Public and Private Placement Warrants has been estimated using a Monte-Carlo simulation model. For periods subsequent to the detachment of the Public Warrants from the Units, the fair value of the Public Warrants is based on the observable listed price for such warrants. The estimated fair value of the Public and Private Placement Warrants, prior to the Public Warrants being traded in an active market, was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model are assumptions related to the Unit price, expected volatility, risk-free interest rate, term to expiration, and dividend yield. The Unit price is based on the publicly traded price of the Units as of the measurement date. The Company estimated the volatility for the Public and Private Placement Warrants based on the implied volatility from the traded prices of warrants issued by other special purpose acquisition companies. The risk-free interest rate is based on interpolated U.S. Treasury rates, commensurate with a similar term to the Public and Private Placement Warrants. The term to expiration was calculated as the contractual term of the Public and Private Placement Warrants, assuming one year to a Business Combination from the IPO date. Finally, the Company does not anticipate paying a dividend. Any changes in these assumptions can change the valuation significantly. For the three months ended September 30, 2021, the Company recognized a gain of approximately $12.5 million presented as change in fair value of derivative warrant liabilities on the accompanying statements of operations. For the period from January 11, 2021 (inception) through September 30, 2021, the Company recognized a loss of approximately $3.5 million presented as change in fair value of derivative warrant liabilities on the accompanying statements of operations.

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the period from January 11, 2021 (inception) through September 30, 2021 is summarized as follows:

Derivative warrant liabilities at March 25, 2021 (inception)	$—
Issuance of Public and Private Warrants	19,042,300
Change in fair value of derivative warrant liabilities	(314,250)
Derivative warrant liabilities at March 31, 2021	18,728,050
Issuance of Public and Private Warrants – over-allotment	1,651,460
Transfer of Public Warrants to Level 1 Measurement	(10,607,720)
Change in fair value of derivative warrant liabilities	7,486,420
Derivative warrant liabilities at June 30, 2021	$17,258,210
Change in fair value of derivative warrant liabilities	(5,888,090)
Derivative warrant liabilities at September 30, 2021	$11,370,120

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	At initial issuance	As of September 30, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.72	$9.91
Option term (in years)	6.67	5.25
Volatility	20%	23.5%
Risk-free interest rate	1.21%	1.14%